Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Lease - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 394	$ 377
Lease liabilities current	144	330
Lease liabilities non-current	241
Total operating lease	$ 385	$ 330